Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (980,000)	$ 1,647,000
Reconciliation of net income (loss) to cash provided by operating activities:
Depreciation and amortization expense	3,483,000	3,112,000
Amortization of debt issuance costs	50,000	42,000
Compensation costs - stock options	4,000	5,000
Provision for losses on accounts receivable	32,000	36,000
Gain from disposal of equipment	0	(10,000)
Gain on debt extinguishment	0	(1,964,000)
Change in operating assets and liabilities:
Accounts receivable	(1,226,000)	(1,225,000)
Unbilled membership dues receivable	(21,000)	7,000
Inventories	(356,000)	(195,000)
Prepaid expenses	(176,000)	(266,000)
Other assets, net	0	(25,000)
Accounts payable	663,000	796,000
Accrued payroll and other compensation	192,000	(12,000)
Accrued income taxes	36,000	24,000
Other accrued taxes	(1,000)	80,000
Deferred membership dues revenue	280,000	167,000
Other liabilities and accrued expenses	279,000	144,000
Net cash provided by operating activities	2,259,000	2,363,000
Cash flows from investing activities:
Capital expenditures	(6,393,000)	(4,424,000)
Proceeds from disposal of equipment	0	3,000
Net cash used in investing activities	(6,393,000)	(4,421,000)
Cash flows from financing activities:
Proceeds under New Term Loam facility	31,000,000	0
Principal payments on term loan facilities	(21,014,000)	(1,111,000)
Principal payments on finance lease obligations	(167,000)	(334,000)
Borrowinings under line of credit facility	1,550,000	0
Payments of debt issuance costs	(277,000)	0
Net cash provided by (used in) financing activities	11,234,000	(1,087,000)
Increase (decrease) in cash, cash equivalents and restricted cash	7,100,000	(3,145,000)
Cash, cash equivalents and restricted cash at beginning of year	4,950,000	8,095,000
Cash, cash equivalents and restricted cash at end of year	12,050,000	4,950,000
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable	168,000	271,000
Significant non-cash investing and financing activities:
Operating lease right-of-use assets in exchange for lease obligations	427,000	498,000
Finance lease obligations incurred	0	104,000
Cash paid during the year for interest	1,313,000	1,130,000
Cash paid during the year for income taxes	58,000	65,000
Paycheck Protection Program CARES Act [Member]
Significant non-cash operating and financing activities:
Interest forgiven from Paycheck Protection Program Loans	0	17,000
Subsidiaries [Member]
Cash flows from financing activities:
Proceeds from subsidiary private placement offering	$ 142,000	$ 358,000